Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	409,913,113.64	23,572
Yield Supplement Overcollateralization Amount 11/30/20	16,304,201.46	0
Receivables Balance 11/30/20	426,217,315.10	23,572
Principal Payments	19,355,866.10	830
Defaulted Receivables	859,550.01	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	15,251,947.38	0
Pool Balance at 12/31/20	390,749,951.61	22,706

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.16%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	3,599,307.47	172
Past Due 61-90 days	1,182,332.26	58
Past Due 91-120 days	266,272.65	13
Past Due 121+ days	0.00	0
Total	5,047,912.38	243

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	365,380.02
Aggregate Net Losses/(Gains) - December 2020	494,169.99
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.39%
Prior Net Losses Ratio	1.02%
Second Prior Net Losses Ratio	0.56%
Third Prior Net Losses Ratio	0.24%
Four Month Average	0.80%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,493,624.44
Actual Overcollateralization	4,493,624.44
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.38%
Weighted Average Remaining Term	45.51

Flow of Funds	$ Amount
Collections	24,987,916.80
Investment Earnings on Cash Accounts	199.67
Servicing Fee(1)	(355,181.10)
Transfer to Collection Account	-
Available Funds	24,632,935.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	797,919.81
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,999,161.22
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,493,624.44
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,018,448.65
(12) Collection Account Redeposits	2,783,000.00

Total Distributions of Available Funds	24,632,935.37

Servicing Fee	355,181.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Servicing Fee	355,181.10
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 12/15/20	405,199,112.83
Principal Paid	18,942,785.66
Note Balance @ 01/15/21	386,256,327.17

Class A-1
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2
Note Balance @ 12/15/20	17,089,112.83
Principal Paid	17,089,112.83
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-3
Note Balance @ 12/15/20	268,940,000.00
Principal Paid	1,853,672.83
Note Balance @ 01/15/21	267,086,327.17
Note Factor @ 01/15/21	99.3107486%

Class A-4
Note Balance @ 12/15/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	81,820,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	24,900,000.00
Note Factor @ 01/15/21	100.0000000%

Class C
Note Balance @ 12/15/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	12,450,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	888,701.06
Total Principal Paid	18,942,785.66
Total Paid	19,831,486.72

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	37,453.64
Principal Paid	17,089,112.83
Total Paid to A-2 Holders	17,126,566.47

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	1,853,672.83
Total Paid to A-3 Holders	2,434,135.00

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0732456
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.8763790
Total Distribution Amount	23.9496246

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1392639
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.5424735
Total A-2 Distribution Amount	63.6817374

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	6.8925144
Total A-3 Distribution Amount	9.0508477

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	105.54
Noteholders' Third Priority Principal Distributable Amount	657.24
Noteholders' Principal Distributable Amount	237.22

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/20	2,075,325.29
Investment Earnings	52.73
Investment Earnings Paid	(52.73)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,778,362.13	$2,695,682.57	$2,363,047.30
Number of Extensions	120	107	95
Ratio of extensions to Beginning of Period Receivables Balance	0.65%	0.61%	0.51%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.